Note 3 - Liquidity and Management Plans (Details Textual) - USD ($)										12 Months Ended
	Jan. 31, 2024	Jan. 30, 2024	Dec. 21, 2023	Nov. 02, 2023	Jun. 23, 2023	Jun. 21, 2023	Jan. 31, 2023	Jan. 30, 2023	Oct. 04, 2022	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Issuance or Sale of Equity			$ 2,000,000
Inducement Warrant [Member]
Proceeds from Warrant Exercises			$ 2,000,000	$ 1,900,000
Registered Public Offering [Member]
Proceeds from Issuance or Sale of Equity	$ 9,000,000				$ 8,500,000	$ 8,500,000	$ 15,000,000	$ 13,800,000	$ 6,000,000
ATM Program [Member]
Proceeds from Issuance or Sale of Equity										$ 1,600,000
Proceeds from Issuance of Common Stock										$ 1,600,000	$ 46,000
Subsequent Event [Member] | Registered Public Offering [Member]
Proceeds from Issuance or Sale of Equity		$ 9,000,000